EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 5 – EQUITY

Common stock

The Company has authorized 700,000,000 shares of Common Stock and 500,000 shares of Preferred Stock both with a par value of $0.001. As of September 30, 2025, and December 31, 2024, there were 3,871,465 and 3,871,465 shares of Common Stock issued and outstanding, respectively.

Series A Preferred Stock

As of September 30, 2025 and December 31, 2024 there were 500,000 Series A Preferred Shares outstanding which carried super voting rights of 21,000,000,000 common shares. Each share of Preferred A is convertible into 250 shares of common stock.

NOTE 5 – EQUITY

Common stock

The Company has authorized 700,000,000 shares of Common Stock and 500,000 shares of Preferred Stock both with a par value of $0.001. As of December 31, 2024 and December 31, 2023, there were 3,871,465 and 3,871,465 shares of Common Stock issued and outstanding, respectively.

Series A Preferred Stock

As of December 31, 2024 and December 31, 2023 there were 500,000 Series A Preferred Shares outstanding which carried super voting rights of 21,000,000,000 common shares. Each share of Preferred A is convertible into 250 shares of common stock.